Roundhill Uranium ETF
Schedule of Investments
March 31, 2026 (Unaudited)

CLOSED END INVESTMENT TRUSTS - 20.2%	Shares	Value
Sprott Physical Uranium Trust - (a)	36,665	$740,633
TOTAL CLOSED END INVESTMENT TRUSTS (Cost $629,491)		740,633

SHORT-TERM INVESTMENTS
U.S. TREASURY BILLS - 67.9%	Par	Value
3.64%, 05/19/2026 (b)(c)	2,500,000	2,487,925
TOTAL U.S. TREASURY BILLS (Cost $2,487,925)		2,487,925

MONEY MARKET FUNDS - 3.5%	Shares	Value
First American Government Obligations Fund - Class X, 3.58% (d)	128,868	128,868
TOTAL MONEY MARKET FUNDS (Cost $128,868)		128,868

TOTAL INVESTMENTS - 91.6% (Cost $3,246,284)		3,357,426
Other Assets in Excess of Liabilities - 8.4%		305,971
TOTAL NET ASSETS - 100.0%		$3,663,397

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	The rate shown is the annualized yield as of March 31, 2026.
(c)	All or a portion of the security has been pledged as collateral for swap contracts. The fair value of assets committed as collateral as of March 31, 2026 was $2,288,868.
(d)	The rate shown represents the 7-day annualized yield as of March 31, 2026.

Roundhill Uranium ETF
Schedule of Total Return Swap Contracts
March 31, 2026 (Unaudited)

Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date		Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Sprott Physical Uranium Trust	Nomura Securities International, Inc.	Receive	OBFR + 3.00%	Termination	04/05/2027		$2,592,226	$180,340
Yellow Cake PLC	Nomura Securities International, Inc.	Receive	SONIA + 3.00%	Termination	04/06/2027	GBP	342,095	31,971
Net Unrealized Appreciation (Depreciation)							0	212,311

There are no upfront payments or receipts associated with total return swaps in the Fund as of March 31, 2026.

Notional Amount is in USD unless otherwise indicated.

OBFR - Overnight Bank Funding Rate was 3.64% as of March 31, 2026.
SONIA - Sterling Overnight Index Average was 0.00% as of March 31, 2026.

Summary of Fair Value Disclosure as of March 31, 2026 (Unaudited)

Roundhill Uranium ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of March 31, 2026:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Closed End Investment Trusts	$740,633	$–	$–	$740,633
U.S. Treasury Bills	–	2,487,925	–	2,487,925
Money Market Funds	128,868	–	–	128,868
Total Investments	$869,501	$2,487,925	$–	$3,357,426

Other Financial Instruments:
Total Return Swaps *	$–	$212,311	$–	$212,311
Total Other Financial Instruments	$–	$212,311	$–	$212,311

* The fair value of the Fund's investment represents the unrealized appreciation (depreciation) as of March 31, 2026.

Refer to the Schedule of Investments for further disaggregation of investment categories.